Document and Entity Information	0 Months Ended
Mar. 05, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Mar. 05, 2013
Registrant Name	SunAmerica Specialty Series
Central Index Key	0001274768
Amendment Flag	false
Document Creation Date	Mar. 05, 2013
Document Effective Date	Mar. 05, 2013
Prospectus Date	Feb. 28, 2013
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class A
Risk/Return:
Trading Symbol	SUNAX
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class C
Risk/Return:
Trading Symbol	SUNCX
SunAmerica Alternative Strategies Fund | SunAmerica Alternative Strategies Fund | Class W
Risk/Return:
Trading Symbol	SUNWX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class A Shares
Risk/Return:
Trading Symbol	GTFAX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class C Shares
Risk/Return:
Trading Symbol	GTFCX
SunAmerica Global Trends Fund | SunAmerica Global Trends Fund | Class W Shares
Risk/Return:
Trading Symbol	GTFWX